Overview and Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Beginning balance	$ 6.1	$ 0.9	$ 0.9	$ 0.5
Current period provision	8.9	3.8	8.3	5.4
Write-offs charged against allowances	6.1	3.5	3.7	6.0
Recoveries collected	0.0	0.6	0.6	1.0
Ending balance	$ 8.9	$ 1.8	$ 6.1	$ 0.9